Loss Per Share	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Loss Per Share
Note 22 – Loss Per Share
The following table presents net loss per share and related information:

	Group
Basic and diluted loss per share	June 30, 2022	June 30, 2021	June 30, 2020
Net (loss) attributable to common shareholders	$(127,562,000)	$(63,091,853)	$(34,444,303)
Weighted average number of shares
Basic and diluted - common shares	126,814,171	99,915,563	97,565,239
Basic and diluted net loss per share	$(1.01)	$(0.58)	$(0.33)
Basic and diluted - C shares		8,047,417	8,047,417
Basic and diluted net loss per share		$(0.58)	$(0.33)
Loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization, less shares related to the mandatorily convertible notes and the Loan Funded Share Plan. The share conversion factor applied to shares immediately prior to the Business Combination is
1.4716625
(refer to Note
28
for additional details). Because the Company reported net losses for all periods presented, all potentially dilutive Common Stock equivalents were determined to be antidilutive for those periods and have been excluded from the calculation of net loss per share.
The Loss per share as previously reported was calculated on the following basis:

	Group
Basic and diluted loss per share	June 30, 2021	June 30, 2020
Net (loss) attributable to common shareholders	$(58,389,069)	$(31,819,734)
Weighted average number of shares – Basic and diluted	67,892,971	66,295,918
Basic and diluted net loss per share – common shareholders	$(0.86)	$(0.48)
Net loss attributable to class C shareholders	$(4,702,784)	$(2,624,569)
Weighted average number of class C shares	5,468,249	5,468,249
Basic and diluted net loss per share – class C shareholders	$(0.86)	$(0.48)